Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000779991
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 16, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Eaton Vance Floating-Rate Municipal Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evit_SupplementTextBlock

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND
Supplement to Prospectus dated August 1, 2013 as revised August 19, 2013

1.  The following replaces “Fees and Expenses of the Fund” under “Fund Summary”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of the Fund's Prospectus and page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.41%	0.41%
Distribution and Service (12b-1) Fees	0.15%	n/a
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	0.86%	0.71%
Expense Reimbursement(1)	(0.21)%	(0.21)%
Total Annual Operating Expenses After Expense Reimbursement	0.65%	0.50%

(1)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares and 0.50% for Class I shares.  This expense reimbursement will continue through July 31, 2014.  Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 290	$ 473	$ 671	$ 1,243
Class I shares	$ 51	$ 206	$ 374	$ 863

2.  The following replaces the table and notes under “Performance” in “Fund Summary”:

For the ten years ended December 31, 2012, the highest quarterly total return for Class A was 7.38% for the quarter ended September 30, 2009, and the lowest quarterly return was –4.83% for the quarter ended December 31, 2010.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2012 to June 30, 2013) was –2.52%.  For the 30 days ended March 31, 2013, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 43.40%) for Class A shares were 1.10% and 1.94%, respectively, and for Class I shares were 1.28% and 2.26%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Return as of December 31, 2012	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.08%	3.76%	3.42%
Class A Return After Taxes on Distributions	2.12%	4.15%	3.41%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	2.45%	3.69%	3.43%
Class I Return Before Taxes	4.51%	4.27%	3.68%
Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.20%	6.20%	5.03%

These returns reflect the maximum sales charge for Class A (2.25%).  The Class I performance shown above for the period prior to August 3, 2010 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for other expenses, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return

Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.  The following replaces “Purchase and Sale of Fund Shares” in “Fund Summary”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for Class A and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

4.  The following replaces the first sub-header under “Purchasing Shares”:

Class A Shares

5.  The following paragraph is deleted under “Choosing a Share Class.” in “Purchasing Shares”:

Class C shares are offered at net asset value with no front-end sales charge.  If you sell your Class C shares within one year of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”.  The CDSC is deducted from your redemption proceeds.  Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts).  See “CDSC Waivers” under “Sales Charges” below.  Class C shares pay distribution and service fees equal to 0.90% annually of average daily net assets.  Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more.  Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether another Class of shares would be more advantageous and consult their financial intermediary.

6.  The following replaces “Contingent Deferred Sales Charge.” in “Sales Charges”:

Contingent Deferred Sales Charge.  Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase.  The CDSC is generally paid to the principal underwriter.  The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption.  Shares acquired through the reinvestment of distributions are exempt from the CDSC.  Redemptions are made first from shares which are not subject to a CDSC.

7.  The following replaces “Distribution and Service Fees.” in “Sales Charges”:

Distribution and Service Fees. Class A shares have in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services.  Class A shares pay distribution and service fees equal to 0.15% of average daily net assets annually.  After the sale of shares, the principal underwriter receives the distribution and service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries.  Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

8.  The following replaces the table under “Financial Highlights”:

	Year Ended March 31,
	2013		2012
	Class A	Class I	Class A	Class I
Net asset value - Beginning of year	$10.270	$10.270	$9.730	$9.730
Income (Loss) From Operations
Net investment income(1)	$0.314	$0.323	$0.341	$0.351
Net realized and unrealized gain (loss)	0.144	0.161	0.535	0.540
Total income (loss) from operations	$0.458	$0.484	$0.876	$0.891
Less Distributions
From net investment income	$(0.308)	$(0.324)	$(0.336)	$(0.351)
Total distributions	$(0.308)	$(0.324)	$(0.336)	$(0.351)
Net asset value - End of year	$10.420	$10.430	$10.270	$10.270
Total Return	4.49%(2)	4.74%(7)	9.13%(2)	9.29%(7)
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,528	$4,148	$48,354	$1,026
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.86%	0.71%(8)	0.89%	0.73%(8)
Expenses after custodian fee reduction	0.86%	0.71%(8)	0.89%	0.73%(8)
Net investment income	3.01%	3.09%	3.37%	3.44%
Portfolio Turnover	32%	32%	12%	12%

(See footnotes on last page.)

Financial Highlights (continued)

	Period Ended March 31,
	2011		2010	2009
	Class A	Class I(3)	Class A	Class A
Net asset value - Beginning of period	$9.940	$10.160	$9.470	$9.890
Income (Loss) From Operations
Net investment income	$0.342(1)	$0.235	$0.343(1)	$0.343(1)
Net realized and unrealized gain (loss)	(0.213)	(0.430)	0.462	(0.377)
Total income (loss) from operations	$0.129	$(0.195)	$0.805	$(0.034)
Less Distributions
From net investment income	$(0.339)	$(0.235)	$(0.335)	$(0.386)
Total distributions	$(0.339)	$(0.235)	$(0.335)	$(0.386)
Net asset value - End of period	$9.730	$9.730	$9.940	$9.470
Total Return	1.25%(2)	(2.11)%(4)(7)	8.58%(2)	(0.33)% (2)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,692	$78	$56,413	$49,188
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.87%	0.72%(5)(8)	0.91%	0.98%
Expenses after custodian fee reduction	0.87%	0.72%(5)(8)	0.91%	0.95%
Net investment income	3.41%	3.76%(5)	3.47%	3.58%
Portfolio Turnover	11%	11%(6)	34%	78%

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(4)

Not annualized.

(5)

Annualized.

(6)

For the Fund’s year ended March 31, 2011.

(7)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

October 16, 2013

Eaton Vance Floating-Rate Municipal Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EXFLX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,243
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Eaton Vance Floating-Rate Municipal Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EILMX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.41%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 863
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Eaton Vance Floating-Rate Municipal Income Fund | After Taxes on Distributions | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Eaton Vance Floating-Rate Municipal Income Fund | After Taxes on Distributions and Sales | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Eaton Vance Floating-Rate Municipal Income Fund | Barclays Capital 7-Year Municipal Bond Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	5.03%

[1]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares and 0.50% for Class I shares. This expense reimbursement will continue through July 31, 2014. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.